RELATED PARTY TRANSCATIONS (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended	24 Months Ended	12 Months Ended										1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 KW Property Fund III, L.P. [Member]	Dec. 31, 2012 Senior Notes [Member] 8.750% Senior Notes Due 2019 [Member]	Apr. 05, 2011 Senior Notes [Member] 8.750% Senior Notes Due 2019 [Member]	Apr. 02, 2011 Senior Notes [Member] 8.750% Senior Notes Due 2019 [Member]	Dec. 31, 2011 Kennedy Wilson Executives [Member]	Dec. 31, 2012 Kennedy Wilson Executives [Member]	Dec. 31, 2012 Kennedy Wilson Executives [Member] Noncontrolling Interest [Member]	Dec. 31, 2012 KW Residential, LLC [Member]	Dec. 31, 2011 KW Residential, LLC [Member]	Dec. 31, 2010 KW Residential, LLC [Member]	Dec. 31, 2012 Director, Jerry Solomon [Member]	Dec. 31, 2011 Director, Jerry Solomon [Member]	Dec. 31, 2010 Director, Jerry Solomon [Member]	Dec. 31, 2012 Affiliate of a Third-Party Shareholder [Member]	Dec. 31, 2011 Affiliate of a Third-Party Shareholder [Member]	Dec. 31, 2009 Affiliate of a Third-Party Shareholder [Member]	May 31, 2011 Related Party Fund [Member]	Dec. 31, 2011 Related Party Fund [Member] sqft	Dec. 31, 2010 Related Party Fund [Member]	Dec. 31, 2011 Related Party Fund [Member] Office portfolio 200,000 square feet, located in Oakland, California [Member] sqft	Dec. 31, 2010 KW Property Fund III, L.P. [Member]	Dec. 31, 2010 KW Property Fund III, L.P. [Member] Fairways 340, LLC [Member]
Related Party Transaction [Line Items]
Operating distributions from joint ventures	$ 40,427,000	$ 13,006,000	$ 5,931,000					$ 300,000	$ 400,000
Related party contribution in payment for joint venture								1,700,000
Acquistion of noncontrolling interests (in shares)										150,000
Acquisiton of noncontrolling interest, cash paid	56,267,000									500,000
Consulting service revenue, related party											500,000	800,000	600,000
Expenses from transactions with related party														200,000	200,000	200,000
Gain on sale of stock in subsidiary or equity method investee																									700,000
Operating lease, term																			7 years
Net rent expense	3,000,000	2,300,000	2,200,000														1,300,000	1,200,000
Equity method investment, increase in ownership percentage																				24.00%
Equity method investment, ownership percentage				11.62%																48.00%	5.00%	24.00%	5.00%
Payments to acquire equity method investment	178,722,000	105,386,000	83,891,000																	7,000,000
Interest percentage acquired																					100.00%		100.00%
Square footage of acquired office portfolio																					200,000		200,000
Due from joint ventures			33,300,000
Investment, percentage sold																									50.00%
Equity method investment, percentage sold				5.00%
Gain on sale included in equity in income of joint ventures																								600,000
Deferred gain on sale of investment																								200,000
Senior notes, stated rate					8.75%	8.75%	8.75%
Noncontrolling interest, decrease from deconsolidation		$ 6,993,000